Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Comprehensive Income [Abstract]
Revenues	$ 10,939	$ 10,208	$ 9,501
Cost of sales	7,001	6,446	5,950
Gross profit	3,938	3,762	3,551
Operating expenses:
Selling and marketing expenses	552	535	522
Administrative expenses	727	707	654
Total operating expenses	1,279	1,242	1,176
Operating profit	2,659	2,520	2,375
Other income, net	495	459	476
Share in associate's profit/ (loss), including impairment	(11)	(5)
Profit before income taxes	3,143	2,974	2,851
Income tax expense	657	834	799
Net profit	2,486	2,140	2,052
Items that will not be reclassified subsequently to profit or loss:
Re-measurements of the net defined benefit liability / asset, net	9	(7)	(2)
Cumulative impact on reversal of unrealized gain on quoted debt securities on adoption of IFRS 9		(5)
Equity instruments through other comprehensive income, net	1	(1)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	10	(13)	(2)
Items that will be reclassified subsequently to profit or loss:
Fair valuation of investments, net		(2)	6
Fair value changes on derivatives designated as cash flow hedge, net	(6)	6
Foreign currency translation	18	198	(436)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	12	202	(430)
Total other comprehensive income, net of tax	22	189	(432)
Total comprehensive income	2,508	2,329	1,620
Profit attributable to:
Owners of the company	2,486	2,140	2,052
Non-controlling interests
Net profit	2,486	2,140	2,052
Total comprehensive income attributable to:
Owners of the company	2,508	2,329	1,620
Non-controlling interests
Total comprehensive income	$ 2,508	$ 2,329	$ 1,620
Earnings per equity share
Basic ($)	$ 1.10	$ 0.94	$ 0.90
Diluted ($)	$ 1.10	$ 0.94	$ 0.90
Weighted average equity shares used in computing earnings per equity share
Basic	2,255,332,322	2,285,639,447	2,285,616,160
Diluted	2,257,573,870	2,286,396,745	2,285,718,894